SCHEDULE OF DEFERRED TAX ASSETS (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Tax loss carryforward	$ 2,741,675	$ 2,557,055
Valuation allowance	(2,741,675)	(2,557,055)
Net deferred tax assets